SEGMENT INFORMATION (Schedule of Segment Results) (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
IfrsStatementLineItems [Line Items]
Revenues from external customers	$ 2,401	¥ 16,072	¥ 8,220
Segment profit/(loss) before income tax	603	4,030	(30,468)
Income tax benefit (loss)/benefit	(53)	(357)	633
Profit/(Loss) for the period	550	3,673	(29,835)
Depreciation of property, plant and equipment	(21)	(141)	(157)
Depreciation of right-of-use assets	(106)	(707)	(681)
Amortization of intangible assets	(60)	(404)	(441)
Other income	109	731	376
Finance costs	(272)	(1,822)	(2,271)
Finance income	1,400	9,376	8,787
Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(289)	(1,936)	(1,920)
Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	6	41	(179)
Amounts Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets			1,106
Fair value loss on financial instruments, net	83	559	(24,807)
Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(161)	(1,077)
Wastewater Treatment [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers	2,401	16,072	8,220
Segment profit/(loss) before income tax	566	3,784	179
Depreciation of property, plant and equipment	(17)	(114)	(124)
Depreciation of right-of-use assets	(52)	(347)	(321)
Amortization of intangible assets	(60)	(404)	(441)
Other income	4	30	76
Finance costs	(269)	(1,799)	(2,142)
Finance income	1,398	7,857	8,782
Wastewater Treatment [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(289)	(1,936)	(1,920)
Wastewater Treatment [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	6	41	(179)
Wastewater Treatment [Member] | Amounts Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets			775
Fair value loss on financial instruments, net
Wastewater Treatment [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member]
IfrsStatementLineItems [Line Items]
Revenues from external customers
Segment profit/(loss) before income tax		1	(30,314)
Depreciation of property, plant and equipment		(1)	(2)
Depreciation of right-of-use assets	(54)	(360)	(360)
Amortization of intangible assets
Other income		1
Finance costs	(3)	(22)	(129)
Finance income	2	1,519	5
Corporate Activity [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Corporate Activity [Member] | Amounts Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets			331
Fair value loss on financial instruments, net	83	559	(24,807)
Corporate Activity [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets	(161)	(1,077)
Exploration and Mining [Member]
IfrsStatementLineItems [Line Items]
Segment profit/(loss) before income tax	37	245	(333)
Depreciation of property, plant and equipment	(4)	(26)	(31)
Depreciation of right-of-use assets
Amortization of intangible assets
Other income	105	700	300
Finance costs		(1)
Finance income
Exploration and Mining [Member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration and Mining [Member] | Contract assets [member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Exploration and Mining [Member] | Amounts Due From Related Companies [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets
Fair value loss on financial instruments, net
Exploration and Mining [Member] | Other Receivable [Member]
IfrsStatementLineItems [Line Items]
Impairment (losses)/reversal on financial assets